Poplar Forest Outliers Fund
Poplar Forest Outliers Fund
Investment Objective
The Poplar Forest Outliers Fund (the “Outliers Fund”) seeks to achieve long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Outliers Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “More About Class A Shares” section on page 37 of the Fund’s statutory Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 35 of the Fund’s Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Poplar Forest Outliers Fund	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Poplar Forest Outliers Fund		Class A	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		3.67%	3.67%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses	[1]	4.94%	4.69%
Less: Fee Waiver and Expense Reimbursement	[2]	(3.57%)	(3.57%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.37%	1.12%
[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waiver and Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Fund and does not include annualized acquired fund fees and expenses ("AFFE").
[2]	Poplar Forest Capital, LLC (the "Adviser') has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding AFFE, interest, taxes and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.35% and 1.10% of average daily net assets of the Fund's Class A shares and Institutional Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least January 27, 2017, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Outliers Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Poplar Forest Outliers Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	633	1,606	2,580	5,021
Institutional Class	114	1,092	2,075	4,561

Portfolio Turnover.
The Outliers Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period (from December 31, 2014 through September 30, 2015), the Fund’s portfolio turnover rate was 21.63% of the average value of its portfolio.

Principal Investment Strategy
The Outliers Fund seeks to deliver superior, risk-adjusted returns over full market cycles, by investing primarily in the common stocks of underappreciated companies and industries.  A full market cycle is deemed to be a multi-year period including a period of material increase in the U.S. stock market (a “bull market”) and a period of material decline in the U.S. stock market (a “bear market”).  The Fund emphasizes investments in medium-sized companies (“mid-caps”) that may offer shareholders greater growth prospects than larger businesses without the heightened operational risks of small companies.   The Adviser defines “mid-caps” as those companies within the capitalization range of the Russell Midcap® Index (which consists of companies with capitalizations from approximately $2.4 billion to approximately $28.7 billion as of May 29, 2015, the date of the last reconstitution of the Russell Midcap® Index) at the time of purchase.

The Outliers Fund will generally invest in 25 to 35 companies with (i) at least 50% invested in companies with market values below $25 billion, (ii) at least 50% invested in companies returning capital to shareholders through dividends or stock repurchases, and (iii) no more than 20% invested in companies with market values below $1 billion.

The Outliers Fund is managed using a long-term approach to security selection.  Investments will generally be made with an intended investment horizon of three years, although individual investments may be held for shorter or longer time periods.

The Adviser evaluates investment opportunities using bottom up, fundamental analysis, paying particular attention to a company’s:

1.	expected future profits;

2.	expected sustainable revenue and/or asset growth;

3.	expected cash investment needed to support expected growth;

4.	normalized free cash flow after considering Items 1 through 3 above; and

5.	valuation relative to normalized earnings and free cash flow after giving consideration to growth potential and financial strength.

The Outliers Fund may also invest up to 25% of its net assets in government and corporate debt securities of any maturity.  Within this 25%, no more than 10% of the Fund’s net assets will be invested in investment grade corporate debt and no more than 5% of the Fund’s net assets will be invested in non-investment grade (i.e., “junk” bonds) corporate debt.  The Fund may invest up to 20% of its net assets in foreign securities and emerging markets and up to 20% of its net assets in convertible securities.  The Fund may also invest in options.

The Outliers Fund may invest up to 50% of its net assets in cash, cash-equivalents and high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

The decision to sell securities is driven by the Adviser’s evaluation of prospective total returns relative to the perceived risk of the security in question.  A security may be sold when its estimated future return is low in an absolute sense or in order to fund the purchase of a new investment which offers a better risk/reward profile.  The Outliers Fund is managed in a tax sensitive manner and securities may be sold to generate tax losses in order to minimize realized taxable gains.

Principal Investment Risks
Losing a portion of your investment is a risk of investing in the Outliers Fund.  The following additional risks could affect the value of your investment:

●	Management Risk – If the Adviser’s investment strategies do not produce the expected results, the value of the Outliers Fund could decrease.

●	Market Risk – If the stock market as a whole, or the value of an individual company, goes down, the result could be a decrease in the value of the Outliers Fund.

●
Value-Style Investing Risk – Value stocks can perform differently from the market as a whole and from other types of stocks.  Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

●	Debt Securities Risk – The following risks are associated with the Fund’s investment in debt securities.

○
Prepayment and Extension Risk.  The risk that the securities may be paid off earlier or later than expected.  Either situation could cause securities to pay lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

○
Interest Rate Risk.  The risk that fixed income securities will decline in value because of changes in interest rates.    It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

○
Credit Risk.  The risk of loss on an investment due to the deterioration of an issuer’s financial strength.  Such a deterioration of financial strength may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations, including making timely payment of interest and principal.

○
High-Yield Securities Risk.  Debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

●
Small- and Medium-Sized Companies Risk – Investing in securities of small- and medium-sized companies may involve greater risk than investing in larger, more established companies because small and medium capitalization companies can be subject to greater share price volatility than larger, more established companies.

●
Foreign and Emerging Market Securities Risk – The risks of investing in the securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.  These risks are greater in emerging markets.

●
Convertible Securities Risk – Convertible securities are subject to the risks of both debt securities and equity securities.  The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

●
Options Risk – Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

●	Newer Fund Risk – The Outliers Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

The Outliers Fund may be appropriate for investors who:

●	are pursuing long-term growth of capital;

●	want to add an investment with appreciation potential to diversify their investment portfolio; and

●	can accept the greater risks of investing in a portfolio with significant common stock holdings.

Performance
Simultaneous with the commencement of the Fund’s investment operations on December 31, 2014, the Poplar Forest Outliers Fund, L.P., a limited partnership managed by the Adviser (the “Predecessor Partnership”) converted into the Institutional Class of the Fund by contributing all of its assets to the Fund in exchange for Institutional Class shares of the Fund.  The Predecessor Partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund and at the time of the conversion of the Predecessor Partnership was managed by the same portfolio manager as the Fund.  The Fund’s performance for periods before December 31, 2014 is that of the Predecessor Partnership and includes the expenses of the Predecessor Partnership.  The performance includes gains or losses plus income and the reinvestment of all dividends and interest.  All returns reflect the deduction of all actual fees and expenses, paid by the Predecessor Partnership, without provision for state or local taxes.   If the Predecessor Partnership’s performance was adjusted to reflect the projected first year expenses of the Fund, the performance for all periods would have been lower than that shown.

The performance returns of the Predecessor Partnership are unaudited and are calculated by the Adviser on a total return basis.  The Predecessor Partnership was not registered under the Investment Company Act of 1940, as amended (the “1940  Act”),  and  was  not  subject  to  certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance.  On a going forward basis after December 31, 2014, the Fund’s performance will be calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total return for the Predecessor Partnership.  Please refer to the Financial Statements section of the Fund’s SAI to review additional information regarding the Predecessor Partnership.

The following information provides some indication of the risks of investing in the Fund.  The bar chart shows the Fund’s Institutional Class shares’ annual return from year to year.  The table shows how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of market performance.  Performance for periods prior to December 31, 2014 is that of the Predecessor Partnership as described above.  The Fund’s past performance, before and after taxes, as well as the performance of the Predecessor Partnership, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.poplarforestfunds.com or by calling the Fund toll-free at 1-877-522-8860.

Calendar Year Total Returns as of December 31,*

* The returns shown prior to December 31, 2014 are those of the Predecessor Partnership.
During the period of time shown in the bar chart, the highest return for a calendar quarter was 17.64% (quarter ended March 31, 2012) and the lowest return for a calendar quarter was -12.47% (quarter ended September 30, 2015).

Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Returns - Poplar Forest Outliers Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Institutional Class	Institutional Class Return Before Taxes	(12.15%)	[1]	14.58%	[1]	Dec. 31, 2011	[1]
Class A	Class A Return Before Taxes	(16.75%)		(16.75%)	[2]	Dec. 31, 2014
After Taxes on Distributions | Institutional Class	Institutional Class Return After Taxes on Distributions	(12.65%)	[1]	14.42%	[1]
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	(6.47%)	[1]	11.61%	[1]
Russell Midcap® Index Institutional Class Comparison (reflects no deduction for fees, expenses, or taxes)	Russell Midcap® Index Institutional Class Comparison (reflects no deduction for fees, expenses, or taxes)	(2.44%)		14.95%		Dec. 31, 2011
Russell Midcap® Index Class A Comparison (reflects no deduction for fees, expenses, or taxes)	Russell Midcap® Index Class A Comparison (reflects no deduction for fees, expenses, or taxes)	(2.44%)		(2.44%)	[2]	Dec. 31, 2014
[1]	The returns shown prior to December 31, 2014 are those of the Predecessor Partnership.
[2]	Class A shares of the Outliers Fund commenced operations on December 31, 2014.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  Prior to December 31, 2014, the Fund was an unregistered partnership that did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions.  As a result of the different tax treatment, after-tax returns for the periods prior to December 31, 2014, are not calculated using the standard formula set forth in rules promulgated by the SEC.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.